Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Expense	The components of total lease expense are as follows (in thousands):
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Operating lease cost	$160	$139	$456	$272
Short-term lease cost	145	—	145	—
Total lease cost	$305	$139	$601	$272
The components of total lease expense are as follows (in thousands):
	Year Ended December 31,
	2022	2021
Operating lease cost	$721	$478
Total lease cost	$721	$478

Schedule of Supplemental Cash Flow Information Related to Operating Leases	The components of supplemental cash flow information related to operating leases are as follows (in thousands):
	Six Months Ended June 30,
	2023	2022
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$485	$361
Weighted average lease term (months)	157	49
Weighted average discount rate	5.6%	5.9%

Schedule of Future Undiscounted Cash Flows for Operating Leases	The table below includes the estimated future undiscounted cash flows for operating leases as of June 30, 2023 (in thousands):
Year Ending December 31,	Amount
Remainder of 2023	$376
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$8,666
Less: imputed interest	3,159
Present value of lease liabilities	$5,507
The table below includes the estimated future undiscounted cash flows for operating leases as of December 31, 2022 (in thousands):
Year Ending December 31,	Amount
2023	$858
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$9,148
Less: imputed interest	3,345
Present value of lease liabilities	$5,803

Schedule of Cash Flow Information Related to Operating Leases	The components of supplemental cash flow information related to operating leases are as follows (in thousands):
	Year Ended December 31,
	2022	2021
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$832	$633
Weighted Average Lease Term (months)	155	59
Weighted average discount rate	5.7%	6.0%

Schedule of Balance Sheet Information Related to Operating Leases	The supplemental balance sheet information related to operating leases for the period is as follows (in thousands):
	December 31, 2022	December 31, 2021
Long-term right-of-use assets	$4,829	$1,829

Current lease liabilities	$725	$514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$5,803	$2,885